Prepaid Expenses and Other Current Assets (Tables)	6 Months Ended
Sep. 30, 2024
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets	Prepaid expenses and other current assets consisted of the following:
	As of September 30, 2024	As of March 31, 2024
	(Unaudited)

Deductible VAT-Input(1)	$632,570	$477,696
Income tax recoverable(2)	704,650	696,531
Advances to vendors(3)	315,158	255,550
Security deposits(4)	40,989	-
Others	44,087	44,628
Prepaid expenses and other current assets	$1,737,454	$1,474,405
(1)	The Company’s PRC and Netherlands subsidiaries, CCSC Interconnect DG and CCSC Interconnect NL are VAT general taxpayers which are allowed to offset qualified input VAT, paid to suppliers against their output VAT liabilities. Deductible VAT- Input represents the qualified input VAT from purchase of raw materials exceeds the output VAT from sales of products. Such amount can be used to offset future VAT tax liabilities. During the fiscal year 2024, the Company made a revision of $427,726 and revise the prior period financial statements, as detailed in Note 17.

(2)	The Company’s Hong Kong subsidiaries, CCSC Technology Group and CCSC Interconnect HK, make income tax prepayments to Hong Kong based on estimated taxable income based on the preceding year’s taxable income. This payment is used to offset against the actual income tax liability which assessed by local tax authority at year-end based on actual taxable income generated by CCSC Technology Group and CCSC Interconnect HK. Any overpayment will be refundable in accordance with Hong Kong tax laws when the final income tax liability is determined based on actual taxable income generated during the year.

(3)	Advances to vendors primarily consist of prepayments to suppliers for raw material purchases, a prepayment for directors &officers liability insurance and a prepayment for marketing promotions.

(4)	Security deposits represent rental security payment to the landlords, which will be refunded within one year upon maturity of the leases.